INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAXES [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Computed expected tax benefit at PRC statutory rates		¥ (260,588,800)	¥ (64,525,788)	¥ (28,242,157)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense		¥ 148,240,555	25,567,962	91,594,177
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates			30,995,134	(20,260,561)
Expired net operating loss carry forwards		¥ 33,957	41,491	30,020
Effect of differing tax rates in jurisdictions inside the PRC		60,263,272	11,853,475	10,949,401
Effect of differing tax rates in jurisdictions outside PRC		68,354,008	12,313,754	2,187,827
Prior year tax return true up		(8,238,012)	(4,482,916)	(624,609)
Non deductible entertainment expenses		457,597	371,541	249,362
Non deductible allowance for doubtful accounts		2,404,003	1,375,008	685,320
Non deductible share-based compensation cost		¥ 819,472	¥ 159,566	709,413
PRC tax payment after examination				1,863,825
Others		¥ 1,166,858	¥ (575,126)	338,285
Income tax expense	$ 1,993,410	¥ 12,912,910	¥ 13,094,101	¥ 59,480,303